Average Annual Total Returns	12 Months Ended	23 Months Ended		60 Months Ended	103 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	5.00%	[1],[2]	(0.36%)	1.79%	[3]
S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.72%	11.47%	[1]	5.35%	6.36%	[3]
S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.98%	12.34%	[2]
T. Rowe Price Retirement Income 2020 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	12.41%			5.58%	7.07%
Performance Inception Date					May 25, 2017
T. Rowe Price Retirement Income 2020 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.43%			3.76%	5.25%
T. Rowe Price Retirement Income 2020 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.89%			3.71%	4.93%
T. Rowe Price Retirement Income 2020 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	12.74%	12.14%
Performance Inception Date		Jan. 17, 2024
T. Rowe Price Retirement Income 2025 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	13.03%	12.64%
Performance Inception Date		Jan. 17, 2024
T. Rowe Price Retirement Income 2025 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.91%	10.55%
T. Rowe Price Retirement Income 2025 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.27%	9.14%
T. Rowe Price Retirement Income 2025 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	13.18%	12.81%
Performance Inception Date		Jan. 17, 2024

[1]	Return since 1/17/24.
[2]	Return since 1/17/2024.
[3]	Return since 5/25/17.